Schedule of Basic Loss per Share and Diluted Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Qutoutiao Inc.	$ (22,951)	¥ (167,530)	¥ (185,313)	¥ (914,767)
Net loss attributable to ordinary shareholders -Basic	$ (45,155)	(329,606)	(329,289)	(1,039,444)
Net loss attributable to ordinary shareholders -Diluted | ¥		¥ (329,606)	¥ (329,289)	¥ (1,039,444)
Denominator
Weighted Average Number of Shares Outstanding, Basic | shares	76,631,037	76,631,037	76,631,037	76,629,816
Weighted Average Number of Shares Outstanding, Diluted | shares	76,631,037	76,631,037	76,631,037	76,629,816
Earnings Per Share, Basic | (per share)	$ (0.59)	¥ (4.30)	¥ (4.30)	¥ (13.56)
Earnings Per Share, Diluted | (per share)	$ (0.59)	¥ (4.30)	¥ (4.30)	¥ (13.56)
Series A Convertible Redeemable Preferred Shares [Member]
Numerator:
Accretion on redemption value | ¥		¥ (21,856)	¥ (18,370)	¥ (15,947)
Series B Convertible Redeemable Preferred Shares [Member]
Numerator:
Accretion on redemption value | ¥		(32,058)	(28,736)	(24,918)
Series C Convertible Redeemable Preferred Stock [Member]
Numerator:
Accretion on redemption value | ¥		¥ (108,162)	¥ (96,870)	¥ (83,812)
American Depositary Shares [Member]
Denominator
Weighted Average Number of Shares Outstanding, Basic | shares	30,652,415	30,652,415	30,652,414	30,651,926
Weighted Average Number of Shares Outstanding, Diluted | shares	30,652,415	30,652,415	30,652,414	30,651,926
Earnings Per Share, Basic | ¥ / shares		¥ (10.75)	¥ (10.74)	¥ (33.91)
Earnings Per Share, Diluted | ¥ / shares		¥ (10.75)	¥ (10.74)	¥ (33.91)